Income Tax and Deferred Taxes - Change in Tax rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate		27.00%	27.00%	27.00%
Adjustment to tax expense		$ 282,275	$ 94,651	$ (413,303)
Movements, Recognized in profit or loss				$ 553,225
Increase (decrease) in deferred tax expense (income) due to rate regulation		104,975
Increase (decrease) in current tax expense (income) due to rate regulation		$ 1,913
Colombia
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate	35.00%	32.00%	32.00%
Adjustment to tax expense		$ 12,668
Argentina
Disclosure Of Income Taxes [Line Items]
Tax rate on dividends and profits		7.00%
Current tax expense (income) and adjustments for current tax of prior periods		$ 106,888